EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss from continuing operations	$ (16,853)	$ (15,550)	$ (4,202)
Net earnings from discontinued operations	0	70,588	31,401
Net earnings (loss)	$ (16,853)	$ 55,038	$ 27,199
Weighted average shares used in computation of:
Basic (in shares)	31,512	30,771	30,788
Assumed conversion (in shares)	0	0	0
Diluted (in shares)	31,512	30,771	30,788
Basic and dilutive earnings (loss) per share (in dollars):
Basic and diluted net earnings (loss) per share (in dollars per share)	$ (0.53)	$ 1.79	$ 0.88
Continuing operations [Member]
Basic and dilutive earnings (loss) per share (in dollars):
Basic and diluted net earnings (loss) per share (in dollars per share)	$ (0.53)	$ (0.50)	$ (0.14)
Discontinued operations [Member]
Basic and dilutive earnings (loss) per share (in dollars):
Basic and diluted net earnings (loss) per share (in dollars per share)	$ 0.00	$ 2.29	$ 1.02